Estimated fair value of financial instruments (Tables)	12 Months Ended
Mar. 31, 2014
Fair Value, by Balance Sheet Grouping

A comparison of the fair values and carrying values of financial instruments is set out below:

	As of March 31,
	2013				2014
							Estimated Fair Value
	Carrying Value		Estimated Fair Value		Carrying Value		Level 1		Level 2		Level 3		Total		Carrying Value		Estimated Fair Value
	(In millions)
Financial Assets:
Cash and cash equivalents	Rs.	218,740.2	Rs.	218,740.2	Rs.	370,835.2	Rs.	370,835.2	Rs.	0	Rs.	0	Rs.	370,835.2	US$	6,180.6	US$	6,180.6
Term placements		199,265.7		199,032.6		176,481.7		0		176,346.4		0		176,346.4		2,941.4		2,939.1
Investments held for trading		87,383.5		87,383.5		65,077.9		25.9		65,052.0		0		65,077.9		1,084.6		1,084.6
Investments available for sale*		1,017,441.4		1,017,441.4		908,128.9		341.1		907,787.8		0		908,128.9		15,135.5		15,135.5
Securities purchased under agreements to resell		67,000.0		67,000.0		57,322.6		0		57,322.6		0		57,322.6		955.4		955.4
Loans		2,504,551.6		2,532,896.5		3,185,648.1		0		3,220,631.0		0		3,220,631.0		53,094.1		53,677.2
Accrued interest receivable		34,370.9		34,370.9		40,388.5		0		40,388.5		0		40,388.5		673.1		673.1
Other assets		112,498.9		111,408.6		186,036.9		0		184,774.8		0		184,774.8		3,100.6		3,079.6
Financial Liabilities:
Interest-bearing deposits		2,438,262.0		2,433,527.9		3,057,154.5		0		3,039,651.4		0		3,039,651.4		50,952.6		50,660.9
Non-interest-bearing deposits		522,271.9		522,271.9		612,845.6		0		612,845.6		0		612,845.6		10,214.1		10,214.1
Securities sold under repurchase agreements		205,000.0		205,000.0		0		0		0		0		0		0		0
Short-term borrowings		145,617.2		145,491.0		150,775.5		0		151,062.9		0		151,062.9		2,512.9		2,517.7
Accrued interest payable		58,135.2		58,135.2		27,734.7		0		27,734.7		0		27,734.7		462.2		462.2
Long-term debt		295,219.7		305,170.5		395,208.6		0		399,998.8		0		399,998.8		6,586.8		6,666.6
Accrued expenses and other liabilities		195,190.5		195,190.5		295,116.6		0		295,116.6		0		295,116.6		4,918.6		4,918.6

*	excluding investments carried at cost Rs. 695.4 million (US$ 11.6 million) (previous year Rs. 630.1 million)